Loans and Related Allowance for Loan and Lease Losses - Troubled Debt Restructurings (Detail) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Commercial And Industrial [Member]
Number of contracts	2	2	4	6		7
Pre-modification outstanding recorded investment	$ 15	$ 169	$ 126	$ 434		$ 1,264
Post-modification outstanding recorded investment	$ 15	$ 169	$ 126	$ 434		$ 1,264
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	1	1	3	6	3	7
Pre-modification outstanding recorded investment	$ 164	$ 58	$ 398	$ 515	$ 140	$ 784
Post-modification outstanding recorded investment	$ 164	$ 58	$ 418	$ 535	$ 140	$ 784
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts		1		1	1	2
Pre-modification outstanding recorded investment		$ 311		$ 270	$ 48	$ 834
Post-modification outstanding recorded investment		$ 311		$ 270	$ 48	$ 834
Consumer Portfolio Segment [Member]
Number of contracts	1		1		1
Pre-modification outstanding recorded investment	$ 9		$ 9		$ 6
Post-modification outstanding recorded investment	$ 9		$ 9		$ 6
Real Estate Construction Porfolio Segment [Member]
Number of contracts			1	1
Pre-modification outstanding recorded investment			$ 181	$ 181
Post-modification outstanding recorded investment			$ 181	$ 181
Extended Maturity [Member] | Commercial And Industrial [Member]
Number of contracts	2	2	3	6		6
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts	1	1	2	5	3	7
Extended Maturity [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts		1		1	1	2
Extended Maturity [Member] | Consumer Portfolio Segment [Member]
Number of contracts	1		1		1
Extended Maturity [Member] | Real Estate Construction Porfolio Segment [Member]
Number of contracts			1	1
Other Restructurings [Member] | Commercial And Industrial [Member]
Number of contracts			1			1
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Number of contracts			1	1
Other Restructurings [Member] | Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Number of contracts
Other Restructurings [Member] | Consumer Portfolio Segment [Member]
Number of contracts
Other Restructurings [Member] | Real Estate Construction Porfolio Segment [Member]
Number of contracts